Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	11,500,000	7,640,000	11,900,000
Number of Options Vested	10,345,000
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	1,550,000
Exercise Price | $ / shares	$ 0.12
Expiry Date	October 24, 2023
Number of Options Vested	1,550,000
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	3,800,000
Exercise Price | $ / shares	$ 0.13
Expiry Date	September 19, 2024
Number of Options Vested	3,800,000
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	640,000
Exercise Price | $ / shares	$ 0.06
Expiry Date	July 31, 2025
Number of Options Vested	640,000
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	2,560,000
Exercise Price | $ / shares	$ 0.22
Expiry Date	July 26, 2025
Number of Options Vested	1,405,000
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	250,000
Exercise Price | $ / shares	$ 0.28
Expiry Date	June 6, 2026
Number of Options Vested	250,000
Exercise price six [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	2,700,000
Exercise Price | $ / shares	$ 0.44
Expiry Date	December 9, 2024
Number of Options Vested	2,700,000